..                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Managing Director / Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            11/7/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $466,718
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE
         COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE OF                     VALUE               PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER          CLASS           CUSIP       (x$1000)   SHARES    CALL   DISCRETION   MANAGERS   SOLE   SHARED     NONE

ANADARKO PETE CORP            COMMON          032511107     5,040      115,000 CALL   SHARED       1          0      115,000      0
BAXTER INTL INC               COMMON          071813109    14,184      312,000 CALL   SHARED       1          0      312,000      0
BAXTER INTL INC               COMMON          071813109    41,291      908,300        SHARED       1          0      908,300      0
CHINA GRENTECH CORP LTD       ADR             16938P107     3,447      333,000        SHARED       1          0      333,000      0
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104     3,895      168,342        SHARED       1          0      168,342      0
DEVON ENERGY CORP NEW         COMMON          25179M103    22,159      350,900        SHARED       1          0      350,900      0
HESS CORP                     COMMON          42809H107    25,221      608,900        SHARED       1          0      608,900      0
KOOKMIN BK NEW                SPONSORED ADR   50049M109     9,738      124,800        SHARED       1          0      124,800      0
MACQUARIE INFRASTRUCTURE CO   SH BEN INT      55607X108     1,247       40,000        SHARED       1          0       40,000      0
NEWFIELD EXPL CO              COMMON          651290108    19,016      493,400        SHARED       1          0      493,400      0
RETAIL HOLDERS TR             DEP RCPT        76127U101   218,669    2,252,000 PUT    SHARED       1          0    2,252,000      0
SANDISK CORP                  COMMON          80004C101     2,570       48,000        SHARED       1          0       48,000      0
STREETTRACKS GOLD TR          GOLD SHS        863307104     3,033       51,000        SHARED       1          0       51,000      0
TALISMAN ENERGY INC           COMMON          87425E103    55,371    3,380,400        SHARED       1          0    3,380,400      0
UNITED TECHNOLOGIES CORP      COMMON          913017109     2,154       34,000        SHARED       1          0       34,000      0
YUM BRANDS INC                COMMON          988498101    26,650      512,000 CALL   SHARED       1          0      512,000      0
YUM BRANDS INC                COMMON          988498101    13,033      250,400        SHARED       1          0      250,400      0


SK 03363 0008 717256